Cover	May 25, 2021
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1269307
Entity Registrant Name	LiveRamp Holdings, Inc.
Entity File Number	001-38669
Entity Address, State or Province	CA
Entity Address, Address Line One	225 Bush Street, Seventeenth Floor
Entity Address, City or Town	San Francisco
Entity Address, Postal Zip Code	94104
Local Phone Number	352-3267
City Area Code	866
Document Type	8-K
Entity Central Index Key	0000733269
Amendment Flag	false
Document Period End Date	May 25, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	RAMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false